UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                       -----------------

        Check here if Amendment |_|; Amendment Number:
                                                       -----------------

                        This Amendment (Check only one):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas W. Smith
         ---------------------------------------------------------
Address: 323 Railroad Avenue        Greenwich     CT       06830
         ---------------------------------------------------------
         (Street)                   (City)        (State)  (Zip)

Form 13F File Number: 028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

            Name:   Thomas W. Smith
            Title:  Investment Manager
            Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2008
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:             1
                                                        ---

         Form 13F Information Table Entry Total:        30
                                                        ----

         Form 13F Information Table Value Total:        $1,219,966 (thousands)
                                                        ----------

List of Other Included Managers:

No.     Form 13F File No.:      Name:
---     ------------------      -----

01      028-10290               Scott J. Vassalluzzo
--      ---------               --------------------

--      ---------               --------------------

--      ---------               --------------------

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

                                                          VALUE    SHARES/     SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT     PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
    --------------           --------------     -----    --------  -------     ---  ----  -------  --------  ----------------------
AMERICA'S CAR-MART INC.            COM        03062T105      5663    451250    SH           Other     01        451250
BLACKROCK CORPORATE HIGH
  YIELD FUND III, INC.             COM        09255M104       123     17850    SH            Sole                17850
CEDAR FAIR LP                 DEPOSITRY UNIT  150185106      1683     79665    SH            Sole                79665
COMMERCE BANCORP, INC.             COM        200519106      3830    100429    SH            Sole               100429
COPART, INC.                       COM        217204106     29935    703533    SH            Sole               703533
COPART, INC.                       COM        217204106    156617   3680782    SH           Other     01       3680782
CREDIT ACCEPTANCE CORP.            COM        225310101      9946    481158    SH            Sole               481158
CREDIT ACCEPTANCE CORP.            COM        225310101     83723   4050462    SH           Other     01       4050462
HOUSEVALUES INC.                   COM        44183Y102       425    137040    SH            Sole               137040
HOUSEVALUES INC.                   COM        44183Y102      6450   2080800    SH           Other     01       2080800
IRON MOUNTAIN, INC.                COM        462846106      9366    253008    SH            Sole               253008
IRON MOUNTAIN, INC.                COM        462846106    129973   3510897    SH           Other     01       3510897
LIFE TIME FITNESS, INC.            COM        53217R207      8527    171645    SH            Sole               171645
LIFE TIME FITNESS, INC.            COM        53217R207     37364    752100    SH           Other     01        752100
MOBILE MINI, INC.                  COM        60740F105      7224    389619    SH            Sole               389619
MOBILE MINI, INC.                  COM        60740F105     39465   2128616    SH           Other     01       2128616
PRE-PAID LEGAL SERVICES, INC.      COM        740065107     16114    291130    SH            Sole               291130
PRE-PAID LEGAL SERVICES, INC.      COM        740065107    119691   2162437    SH           Other     01       2162437
SCP POOL CORPORATION               COM        73278L105      5625    283677    SH            Sole               283677
SCP POOL CORPORATION               COM        73278L105      4363    220000    SH           Other     01        220000
SEI INVESTMENTS CO                 COM        784117103     49535   1539792    SH            Sole              1539792
SEI INVESTMENTS CO                 COM        784117103    345500  10739832    SH           Other     01      10739832
STAPLES INC.                       COM        855030102       634     27500    SH            Sole                27500
TRACTOR SUPPLY CO.                 COM        892356106      4775    132873    SH            Sole               132873
TRACTOR SUPPLY CO.                 COM        892356106     50151   1395411    SH           Other     01       1395411
U.S. AUTO PARTS NETWORK, INC.      COM        90343C100     21127   2605110    SH           Other     01       2605110
W HOLDING COMPANY INC.             COM        929251106      2806   2318982    SH            Sole              2318982
W HOLDING COMPANY INC.             COM        929251106      9953   8225869    SH           Other     01       8225869
WORLD ACCEPTANCE CORP.             COM        981419104      6311    233900    SH            Sole               233900
WORLD ACCEPTANCE CORP.             COM        981419104     53063   1966741    SH           Other     01       1966741

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